                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06233

                    LINCOLN NATIONAL INTERNATIONAL FUND, INC.
               (Exact name of registrant as specified in charter)

                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
               (Address of principal executive offices) (Zip code)

                            Elizabeth Frederick, Esq.
                     Lincoln National Life Insurance Company
                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
                     (Name and address of agent for service)

                        Copies of all communications to:
                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                              1775 Eye Street, N.W.
                              Washington, D.C. 2006

Registrant's telephone number, including area code: (260) 455-2000

Date of fiscal year end: December 31, 2002

Date of reporting period: January 1, 2002 through December 31, 2002

                               INTERNATIONAL FUND

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln National
                               International Fund, Inc.
                               Annual Report
                               December 31, 2002

LINCOLN NATIONAL INTERNATIONAL FUND, INC.

INDEX

COMMENTARY
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
OFFICER/DIRECTOR INFORMATION

LINCOLN NATIONAL
INTERNATIONAL FUND, INC.
ANNUAL PORTFOLIO COMMENTARY
For the year ended December 31, 2002

Managed by:

                                                     [DELAWARE INVESTMENTS LOGO]

The Lincoln National International Fund had a return of -10.8% for the year ended December 31, 2002, while its benchmark, the MSCI EAFE Index*, returned -15.7%.

2002 was a turbulent year for stock markets all around the world. The MSCI EAFE Index* fell and all but two constituent markets, New Zealand and Austria, declined. The weakest markets were in Europe, where Germany, Finland and Sweden fell by over 30%. In the Pacific region, Japan fell by 10.3% and Australia declined by 1.3%. The star performer of the region was New Zealand, which rose by 24.2% as a result of the large appreciation in the value of the New Zealand dollar.

Despite outperforming its benchmark, the Fund did experience a negative absolute return as a result of the exceptionally weak global stock markets. An overweight position in some of the stronger markets, such as Australia and New Zealand, was beneficial. The Fund's exposure to selected emerging markets such as South Korea and South Africa also contributed to its outperformance. Stocks such as Electrabel, in Belgium, and the Australian stocks, Amcor and Orica, were up strongly over the year. Stocks held in the Fund that were weak include the French telecommunications company, Alcatel, and the German bank, Bayerische Hypo-und Vereinsbank.

Elizabeth A. Desmond
Clive Gillmore

Growth of $10,000 invested 1/1/93 through 12/31/02

(LINE GRAPH)

This chart illustrates, hypothetically, that $10,000 was invested in the International Fund on 1/1/93. As the chart shows, by December 31, 2002, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $19,598. For comparison, look at how the Morgan Stanley EAFE Index did over the same period. The same $10,000 investment would have grown to $15,237. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual return             Ended
on investment                     12/31/02
------------------------------------------
One Year                          -10.78%
------------------------------------------
Five Years                        + 1.56%
------------------------------------------
Ten Years                         + 6.96%
------------------------------------------

 * MSCI EAFE Index consists of more than 900 securities from selected countries in Europe, Australasia and the Far East.

                             International Fund  1

LINCOLN NATIONAL
INTERNATIONAL FUND, INC.

STATEMENT OF NET ASSETS
December 31, 2002

                                         Number       Market
COMMON STOCK* - 98.75%                   of Shares    Value (US$)
-------------------------------------------------------------------
AUSTRALIA - 13.86%
-------------------------------------------------------------------
    Amcor                                 1,560,217   $   7,458,959
    Coles Myer                              775,386       2,750,705
    CSR                                     718,303       2,556,291
    Foster's Group                        2,992,278       7,582,283
    National Australia Bank                 413,935       7,400,506
    Orica                                   430,499       2,545,347
    Telstra                               2,060,233       5,116,117
-------------------------------------------------------------------
                                                         35,410,208
BELGIUM - 1.15%
-------------------------------------------------------------------
    Electrabel                               12,084       2,935,640
-------------------------------------------------------------------
                                                          2,935,640
FINLAND - 0.93%
-------------------------------------------------------------------
    UPM-Kymmene                              73,972       2,375,362
-------------------------------------------------------------------
                                                          2,375,362
FRANCE - 8.59%
-------------------------------------------------------------------
    Alcatel                                 298,866       1,310,973
    Compagnie de Saint-Gobain               166,725       4,891,916
    Societe Generale                        134,146       7,812,891
    Total Fina Elf                           55,589       7,939,407
-------------------------------------------------------------------
                                                         21,955,187
GERMANY - 5.42%
-------------------------------------------------------------------
    Bayer                                   215,400       4,520,815
    Bayerische Hypo-und Vereinsbank         259,995       4,038,014
    RWE                                     205,697       5,288,531
-------------------------------------------------------------------
                                                         13,847,360
HONG KONG - 4.72%
-------------------------------------------------------------------
    Hong Kong Electric                    1,117,000       4,225,445
    Jardine Matheson Holdings               638,400       3,990,000
    Wharf Holdings                        2,048,000       3,860,509
-------------------------------------------------------------------
                                                         12,075,954
ITALY - 2.67%
-------------------------------------------------------------------
    IntesaBci                             3,230,750       6,814,602
-------------------------------------------------------------------
                                                          6,814,602
JAPAN - 13.18%
-------------------------------------------------------------------
    Canon                                   269,000      10,132,552
    Eisai                                   238,200       5,349,313
    Hitachi                                 888,000       3,404,736
    Matsushita Electric Industrial          452,000       4,456,392
    Millea Holdings                             276       1,986,214
    Murata Manufacturing                    138,700       5,434,861
    West Japan Railway                          819       2,905,528
-------------------------------------------------------------------
                                                         33,669,596
MALAYSIA - 0.44%
-------------------------------------------------------------------
    Sime Darby Berhad                       853,200       1,113,651
-------------------------------------------------------------------
                                                          1,113,651
                                         Number       Market
NETHERLANDS - 7.37%                      of Shares    Value (US$)
-------------------------------------------------------------------
    ING Groep                               262,754   $   4,450,348
    Reed Elsevier                           444,516       5,434,435
    Royal Dutch Petroleum                   203,282       8,948,947
-------------------------------------------------------------------
                                                         18,833,730
NEW ZEALAND - 2.17%
-------------------------------------------------------------------
    Carter Holt Harvey                      738,704         676,163
    Telecom Corporation of New Zealand    2,049,805       4,856,842
-------------------------------------------------------------------
                                                          5,533,005
REPUBLIC OF KOREA - 1.74%
-------------------------------------------------------------------
    Posco ADR                               179,881       4,448,457
-------------------------------------------------------------------
                                                          4,448,457
SINGAPORE - 1.20%
-------------------------------------------------------------------
    Overseas Chinese Banking                552,000       3,071,087
-------------------------------------------------------------------
                                                          3,071,087
SOUTH AFRICA - 2.19%
-------------------------------------------------------------------
    Sanlam                                2,348,928       2,080,514
    Sasol                                   287,812       3,521,970
-------------------------------------------------------------------
                                                          5,602,484
SPAIN - 7.31%
-------------------------------------------------------------------
    Banco Santander Central
      Hispanoamericano                      746,806       5,125,386
    Endesa                                   51,237         599,514
    Iberdrola                               419,605       5,878,452
+   Telefonica                              789,209       7,064,512
-------------------------------------------------------------------
                                                         18,667,864
UNITED KINGDOM - 25.81%
-------------------------------------------------------------------
    BG Group                              1,671,760       7,185,948
    Boots                                   892,842       8,387,149
    Brambles Industries                   1,236,854       3,001,751
+   British Airways                       1,318,500       2,860,275
    Cable & Wireless                        834,700         597,984
    GKN                                     694,600       2,247,655
    GlaxoSmithKline                         451,759       8,669,260
    GUS                                     836,157       7,706,589
    HBOS                                    689,173       7,233,937
    Lloyds TSB Group                        737,240       5,287,562
    Rio Tinto                               291,979       5,824,006
    Six Continents                          864,900       6,968,975
-------------------------------------------------------------------
                                                         65,971,091
-------------------------------------------------------------------
TOTAL COMMON STOCK
  (Cost $308,328,107)                                   252,325,278
-------------------------------------------------------------------


                             International Fund  2

                                         Principal    Market
COMMERCIAL PAPER - 0.98%                 Amount       Value (US$)
-------------------------------------------------------------------
    UBS Finance 1.20% 1/2/03             $2,510,000   $   2,509,916
-------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
  (Cost $2,509,916)                                       2,509,916
-------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 99.73%
  (Cost $310,838,023)                                   254,835,194
-------------------------------------------------------------------
Receivables and Other Assets Net of
  Liabilities - 0.27%                                       680,389
-------------------------------------------------------------------
NET ASSETS - 100.00%
(Equivalent to $9.797 per share based on
  26,081,740 shares issued and
  outstanding)                                        $ 255,515,583
-------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2002:
Common stock, par value $0.01 per share,
  100,000,000 authorized shares                       $ 322,146,847
Undistributed net investment income++                     1,655,161
Accumulated net realized loss on
  investments                                           (12,321,352)
Net unrealized depreciation of
  investments and foreign currencies                    (55,965,073)
-------------------------------------------------------------------
TOTAL NET ASSETS                                      $ 255,515,583
-------------------------------------------------------------------

+   Non-income producing security for the year ended December 31, 2002.

++ Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

* Securities have been classified by country of origin. Classification by type of business has been presented in Note #7 to the Financial Statements.

ADR - American Depositary Receipts

See accompanying notes to financial statements.

                             International Fund  3

LINCOLN NATIONAL INTERNATIONAL FUND, INC.

STATEMENT OF OPERATIONS
Year ended December 31, 2002

INVESTMENT INCOME:
  Dividends                                                   $  9,345,493
--------------------------------------------------------------------------
  Interest                                                         132,038
--------------------------------------------------------------------------
  Foreign tax withheld                                            (891,738)
--------------------------------------------------------------------------
    TOTAL INVESTMENT INCOME                                      8,585,793
--------------------------------------------------------------------------
EXPENSES:
  Management fees                                                2,548,090
--------------------------------------------------------------------------
  Accounting and administration fees                               208,024
--------------------------------------------------------------------------
  Printing and postage                                             137,322
--------------------------------------------------------------------------
  Custody fees                                                     124,039
--------------------------------------------------------------------------
  Professional fees                                                 36,700
--------------------------------------------------------------------------
  Directors' fees                                                    4,200
--------------------------------------------------------------------------
                                                                 3,058,375
--------------------------------------------------------------------------
Less expenses paid indirectly                                       (4,355)
--------------------------------------------------------------------------
  TOTAL EXPENSES                                                 3,054,020
--------------------------------------------------------------------------
NET INVESTMENT INCOME                                            5,531,773
--------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES:
--------------------------------------------------------------------------
Net realized gain (loss) on:
--------------------------------------------------------------------------
  Investments                                                   (4,042,709)
--------------------------------------------------------------------------
  Foreign currencies                                               123,388
--------------------------------------------------------------------------
  Net realized loss on investments and foreign currencies       (3,919,321)
--------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation of
  investments and foreign currencies                           (29,989,142)
--------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES                                             (33,908,463)
--------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(28,376,690)
--------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                              Year ended        Year ended
                                                              12/31/2002        12/31/2001
                                                              ------------------------------
Changes from operations:
  Net investment income                                       $  5,531,773      $  6,152,565
--------------------------------------------------------------------------------------------
  Net realized loss on investments and foreign currencies       (3,919,321)       (8,373,062)
--------------------------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation of
  investments and foreign currencies                           (29,989,142)      (35,580,307)
--------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS           (28,376,690)      (37,800,804)
--------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
  Net investment income                                         (4,000,000)       (7,262,410)
--------------------------------------------------------------------------------------------
  Net realized gain on investments                                      --       (30,196,848)
--------------------------------------------------------------------------------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS           (4,000,000)      (37,459,258)
--------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS                                                   (32,788,099)       (7,649,056)
--------------------------------------------------------------------------------------------
  TOTAL DECREASE IN NET ASSETS                                 (65,164,789)      (82,909,118)
--------------------------------------------------------------------------------------------
Net assets, beginning of period                                320,680,372       403,589,490
--------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                                     $255,515,583      $320,680,372
--------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                             International Fund  4

LINCOLN NATIONAL INTERNATIONAL FUND, INC.

FINANCIAL HIGHLIGHTS
(Selected data for each capital share outstanding throughout each period)

                                                         Year ended December 31,
                                           2002       2001       2000       1999       1998
                                           ----------------------------------------------------
Net asset value, beginning of period       $ 11.155   $ 13.769   $ 14.374   $ 15.982   $ 14.673

Income (loss) from investment operations:
  Net investment income(1)                    0.199      0.212      0.287      0.294      0.253
  Net realized and unrealized gain (loss)
    on investments and foreign currencies    (1.403)    (1.469)    (0.284)     2.182      1.838
-----------------------------------------------------------------------------------------------
  Total from investment operations           (1.204)    (1.257)     0.003      2.476      2.091
-----------------------------------------------------------------------------------------------

Less dividends and distributions from:
  Net investment income                      (0.154)    (0.259)    (0.272)    (0.529)    (0.189)
  Net realized gain on investments               --     (1.098)    (0.336)    (3.555)    (0.593)
-----------------------------------------------------------------------------------------------
  Total dividends and distributions          (0.154)    (1.357)    (0.608)    (4.084)    (0.782)
-----------------------------------------------------------------------------------------------
  Net asset value, end of period           $  9.797   $ 11.155   $ 13.769   $ 14.374   $ 15.982
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

Total return(2)                              (10.78%)    (9.96%)     0.11%     17.20%     14.66%

Ratios and supplemental data:
  Net assets, end of period (000 omitted)  $255,516   $320,680   $403,589   $526,317   $501,654
  Ratio of expenses to average net assets      1.02%      0.99%      0.96%      0.92%      0.93%
  Ratio of net investment income to
    average net assets                         1.84%      1.74%      2.13%      2.05%      1.63%
  Portfolio turnover                              9%        13%         7%        12%       123%

(1) The average shares outstanding method has been applied for per share information.

(2) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

See accompanying notes to financial statements.

                             International Fund  5

LINCOLN NATIONAL INTERNATIONAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002
THE FUND: Lincoln National International Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

SECURITY VALUATION: All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES: The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

FOREIGN CURRENCY TRANSACTIONS: Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting year or upon settlement of the foreign currency transaction are reported in operations for the current year. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

OTHER: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended December 31, 2002, were approximately $4,355. The expense paid

                             International Fund  6
under the above arrangement is included under custodial fees on the Statement of Operations with the expense offset shown as "expenses paid indirectly".

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Effective May 1, 2002, Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.90% of the first $200 million of the average daily net assets of the Fund, 0.75% of the next $200 million, and 0.60% of the average daily net assets of the Fund in excess of $400 million.

Prior to May 1, 2002, Delaware Lincoln Investment Advisers, an affiliate of DMC, served as the investment manager to the Fund under identical terms.

Delaware International Advisers Ltd. (the "Sub-Adviser"), an affiliate of DMC, is responsible for the day-to-day management of the Fund's investment portfolio. For its services, the Sub-Adviser is paid directly by DMC, not the Fund.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 2.00% of the average daily net asset of the Fund, DMC has agreed to reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 2002.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums.

At December 31, 2002, the Fund had payables to affiliates as follows:

Management Fees Payable to DMC                       $188,307
Accounting and Administration Fees Payable to DSC      30,420

On December 9, 2002, stockholders of the Fund approved an amended Management Agreement between the Fund and DMC that is effective January 1, 2003. The Fund will incur additional fees and expenses under the new agreement because certain expenses relating to the administration of the Fund's affairs and the maintenance of the Fund's books and records will be paid by the Fund rather than the investment adviser.

In connection with the amended Management Agreement, the Board of Directors of the Fund approved an Administration Agreement with Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, dated January 1, 2003. Pursuant to the Administration Agreement, Lincoln Life will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

3. INVESTMENTS

For the year ended December 31, 2002, the Fund made purchases of $25,641,086 and sales of $52,225,437 of investment securities other than short-term investments. At December 31, 2002, the cost of investments for federal income tax purposes was $311,170,527. At December 31, 2002, net unrealized depreciation was $56,335,333, of which $31,440,003 related to unrealized appreciation of investments and $87,775,336 related to unrealized depreciation of investments.

                             International Fund  7

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. The tax character of dividends and distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                           Year ended      Year ended
                           12/31/02        12/31/01
                           ---------------------------
Ordinary income            $4,000,000      $ 7,916,133
Long-term capital gain            --        29,543,125
                           ----------      -----------
Total                      $4,000,000      $37,459,258
                           ==========      ===========

In addition, the Fund declared an ordinary income consent dividend of $3,117,100 for the year ended December 31, 2001. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

As of December 31, 2002, the components of net assets on a tax basis were as follows:

Shares of beneficial interest
                                        $322,146,847
Undistributed ordinary income
                                           1,655,161
Capital loss carryforwards
                                         (11,866,800)
Post-October losses
                                            (122,048)
Unrealized depreciation of investments
  and foreign currencies
                                         (56,297,577)
                                        ------------
Net assets
                                        $255,515,583
                                        ============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $8,278,643 expires in 2009 and $3,588,157 expires in 2010.

Post-October losses represent losses realized on investment transactions from November 1, 2002 through December 31, 2002, that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                             Shares Issued Upon
                                                             Reinvestment of
                                 Capital Shares              Dividends and             Capital Shares
                                 Sold                        Distributions             Redeemed
                                 ---------------------------------------------------------------------------------
                                 Shares       Amount         Shares      Amount        Shares        Amount
                                 ---------------------------------------------------------------------------------
Year ended December 31, 2002:    54,474,081   $569,165,633     415,455   $ 4,000,000   (57,555,103)  $(605,953,732)
Year ended December 31, 2001:     7,459,982   $ 87,021,189   3,046,143   $37,459,258   (11,069,481)  $(132,129,503)


                                 Net Decrease Resulting
                                 From Capital Shares
                                 Transactions
                                 -------------------------
                                 Shares       Amount
                                 -------------------------
Year ended December 31, 2002:    (2,665,567)  $(32,788,099)
Year ended December 31, 2001:      (563,356)  $ (7,649,056)

6. SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION

FOREIGN EXCHANGE CONTRACTS: The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency

                             International Fund  8
increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31,2002, the Fund had no open forward currency contracts.

7. MARKET RISK

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. As of December 31, 2002, the Funds investment securities classified by type of business were as follows:

Banking, Finance & Insurance                                  27.88%
Energy                                                        10.80
Electronics & Electrical Equipment                             7.43
Utilities                                                      7.41
Telecommunications                                             7.41
Retail                                                         7.38
Healthcare & Pharmaceuticals                                   5.49
Metals & Mining                                                4.02
Others (individually less than 4%)                            21.91
                                                              -----
                                                              99.73%
                                                              =====

8. LINE OF CREDIT

The Fund, along with certain other Lincoln National Mutual Funds (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. Effective January 1, 2003, the Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at December 31, 2002, or at any time during the year.

                             International Fund  9

9. TAX INFORMATION (UNAUDITED)

The information set forth is for the Fund's fiscal year as required by federal laws. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended December 31, 2002, the Fund designates distributions paid during the year as follows:

                               (A)             (B)
                               Long-Term       Ordinary        Total
                               Capital Gains   Income          Distributions
                               Distributions   Distributions   (Tax Basis)
                               ---------------------------------------------
                                     --            100%            100%

Items (A) and (B) are based on a percentage of the Fund's total distributions.

The amount per share of income from the foreign taxes paid to each country is listed in the following schedule.

                                               Gross       Foreign
                                               Dividend    Taxes Paid
                               Country         Per Share   Per Share
                               --------------------------------------
                               Australia        $0.0542     $0.0007
                               Belgium           0.0077      0.0012
                               Finland           0.0045      0.0007
                               France            0.0341      0.0051
                               Germany           0.0194      0.0029
                               Hong Kong         0.0181          --
                               Italy             0.0051      0.0008
                               Japan             0.0127      0.0019
                               Malaysia          0.0020      0.0003
                               Netherlands       0.0249      0.0037
                               New Zealand       0.0102      0.0015
                               Singapore         0.0019          --
                               South Africa      0.0084          --
                               Spain             0.0173      0.0026
                               United Kingdom    0.1273      0.0127
                               United States     0.0104          --

10. PROXY RESULTS (UNAUDITED)

Lincoln National International Fund, Inc., shareholders voted on the following proposals at the special meeting of shareholders on December 9, 2002, or as adjourned. The resulting votes are presented below.

                                                                        Outstanding   Total        Percent   Percent    Percent
                                                                        Shares        Voted        For       Withheld   Abstained
                                                                        ---------------------------------------------------------
1.   To elect five Directors of the Fund to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal.
                John B. Borsch, Jr.                                     26,754,133    26,732,046   93.44%     6.48%       0.00%
                Kelly D. Clevenger                                      26,754,133    26,732,046   93.58%     6.34%       0.00%
                Nancy L. Frisby                                         26,754,133    26,732,046   93.65%     6.27%       0.00%
                Barbara S. Kowalczyk                                    26,754,133    26,732,046   93.45%     6.47%       0.00%
                Kenneth G. Stella                                       26,754,133    26,732,046   93.41%     6.51%       0.00%

                             International Fund  10

                                                                        Outstanding   Total        Percent   Percent    Percent
                                                                        Shares        Voted        For       Against    Abstained
                                                                        ---------------------------------------------------------
2.   To approve a reorganization to change Fund from a Maryland
     corporation to a series of a Delaware business trust.              26,754,133    26,732,046   88.76%     7.71%       3.45%
3.   To approve a proposal that would permit the Fund to enter into or
     materially change sub-advisory agreements with sub-advisers        26,754,133    26,732,046   83.26%    12.69%       3.97%
     without obtaining stockholder approval.
4.   To approve a new investment management agreement between the Fund and their current investment adviser, Delaware Management
     Company, a series of Delaware Management Business Trust.           26,754,133    26,732,046   86.92%     9.30%       3.70%
5.   To approve the amendment of certain Fundamental Investment
     Restrictions.
     5A)  Amendment to Fundamental Restrictions on Concentration of
          Investments in the Same Industry.                             26,754,133    26,732,046   85.79%     8.53%       5.60%
     5B)  Amendment to Fundamental Restrictions on Borrowing Money and
          Issuing Senior Securities.                                    26,754,133    26,732,046   85.39%     9.01%       5.52%
     5C)  Amendment to Fundamental Restrictions on Underwriting.        26,754,133    26,732,046   85.53%     8.87%       5.52%
     5D)  Amendment to Fundamental Restrictions on Investments in Real
          Estate.                                                       26,754,133    26,732,046   86.02%     8.44%       5.46%
     5E)  Amendment to Fundamental Restrictions on Investments in
          Commodities or Commodity Issues.                              26,754,133    26,732,046   85.69%     8.76%       5.47%
     5F)  Amendment to Fundamental Restrictions on Lending.             26,754,133    26,732,046   85.55%     8.83%       5.54%
     5G)  Amendment to Fundamental Restrictions on Diversification.     26,754,133    26,732,046   85.85%     8.46%       5.61%
6.   To approve the elimination of certain Fundamental Investment
     Restrictions.
     6A)  Elimination of Fundamental Restrictions on Investments in
          Other Investment Companies.                                   26,754,133    26,732,046   83.87%    10.55%       5.50%
     6B)  Elimination of Fundamental Restrictions on Selling
          Securities Short.                                             26,754,133    26,732,046   83.70%    10.86%       5.36%
     6C)  Elimination of Fundamental Restrictions on Margin
          Transactions.                                                 26,754,133    26,732,046   83.24%    11.01%       5.67%
     6D)  Elimination of Fundamental Restrictions on Pledging Fund
          Assets.                                                       26,754,133    26,732,046   83.29%    10.93%       5.70%
     6E)  Elimination of Fundamental Restrictions on Illiquid and
          Restricted Securities.                                        26,754,133    26,732,046   83.57%    10.96%       5.39%
     6F)  Elimination of Fundamental Restrictions on Purchase of Put
          and Call Options.                                             26,754,133    26,732,046   83.66%    10.92%       5.34%
     6G)  Elimination of Fundamental Restrictions on Investments in
          Companies for the Purpose of Acquiring Control.               26,754,133    26,732,046   84.11%    10.44%       5.37%

                             International Fund  11

LINCOLN NATIONAL INTERNATIONAL FUND, INC.
REPORT OF INDEPENDENT AUDITORS
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
LINCOLN NATIONAL INTERNATIONAL FUND, INC.

We have audited the accompanying statement of net assets of Lincoln National International Fund, Inc. (the "Fund") as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National International Fund, Inc. at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

Philadelphia, Pennsylvania
February 7, 2003

                             International Fund  12

OFFICER/DIRECTOR INFORMATION

Name, address and            Position(s) held     Term of office                                Number of
date of birth                with the funds       and length of      Principal                  funds in
                                                  time served        occupation(s)              fund complex
                                                                     during the past            overseen by
                                                                     five years                 Director
------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)        Chairman, President  Chairman since     Vice President, The            12
1300 S. Clinton Street       and Director         August 1995;       Lincoln National Life
Fort Wayne, IN 46802                              President and      Insurance Company. Vice
DOB: 07/25/52                                     Director since     President, Lincoln
                                                  November 1994      Retirement Services
                                                                     Company, LLC; Second Vice
                                                                     President, Lincoln Life &
                                                                     Annuity Company of New
                                                                     York

Barbara S. Kowalczyk         Director             Director since     Senior Vice President,         12
Centre Square, West Tower                         November 1993      Corporate Planning and
1500 Market St., Suite 3900                                          Development, Lincoln
Philadelphia, PA 19102                                               National Corporation
DOB: 04/07/51                                                        (insurance holding
                                                                     company); Senior Vice
                                                                     President, Lincoln
                                                                     National Management
                                                                     Corporation

John B. Borsch, Jr.          Director             Director since     Retired; formerly              12
1300 S. Clinton Street                            December 1981      Associate Vice President,
Fort Wayne, IN 46802                                                 Investments, Northwestern
DOB: 06/09/33                                                        University

Nancy L. Frisby              Director             Director since     Vice President and Chief       12
1300 S. Clinton Street                            April 1992         Financial Officer, DeSoto
Fort Wayne, IN 46802                                                 Memorial Hospital;
DOB: 11/10/41                                                        formerly Chief Financial
                                                                     Officer, Bascom Palmer
                                                                     Eye Institute, University
                                                                     of Miami School of
                                                                     Medicine; formerly Vice
                                                                     President and Chief
                                                                     Financial Officer, St.
                                                                     Joseph Medical Center,
                                                                     Inc.

Kenneth G. Stella            Director             Director since     President, Indiana             12
1300 S. Clinton Street                            February 1998      Hospital & Health
Fort Wayne, IN 46802                                                 Association
DOB: 08/20/43

Frederick J. Crawford(1)     Vice President and   Vice President     Vice President and             N/A
Centre Square, West Tower,   Treasurer            and Treasurer      Treasurer, Lincoln
1500 Market Street,                               since January      National Corporation;
Suite 3900                                        2001               formerly President and
Philadelphia, PA 19102                                               Market Manager, Greater
DOB: 08/03/63                                                        Cincinnati Region, Bank
                                                                     One, N.A.

Cynthia A. Rose(1)           Secretary            Secretary since    Secretary and Assistant        N/A
1300 S. Clinton Street                            February 1995      Vice President, The
Fort Wayne, IN 46802                                                 Lincoln National Life
DOB: 04/24/54                                                        Insurance Company;
                                                                     formerly Assistant
                                                                     Secretary, Lincoln
                                                                     National Corporation

William P. Flory, Jr.(1)     Assistant Vice       Chief Accounting   Assistant Vice President,      N/A
1300 S. Clinton Street       President and Chief  Officer since May  The Lincoln National Life
Fort Wayne, IN 46802         Accounting Officer   2002               Insurance Company;
DOB: 09/02/61                                                        formerly Vice President,
                                                                     MetLife Investors;
                                                                     formerly Assistant Vice
                                                                     President, MetLife
                                                                     Investors; formerly
                                                                     Accounting Manager,
                                                                     Transamerica Life
                                                                     Companies

Steven M. Kluever(1)         Second Vice          Second Vice        Second Vice President,         N/A
1300 S. Clinton Street       President            President since    The Lincoln National Life
Fort Wayne, IN 46802                              August 1999;       Insurance Company; Second
DOB: 08/04/62                                     Assistant Vice     Vice President, Lincoln
                                                  President since    Life & Annuity Company of
                                                  August 1997        New York

Name, address and            Other directorships
date of birth                held by Director

---------------------------  -------------------------
Kelly D. Clevenger(1)        Lincoln Retirement
1300 S. Clinton Street       Services Company, LLC
Fort Wayne, IN 46802
DOB: 07/25/52

Barbara S. Kowalczyk         Lincoln National
Centre Square, West Tower    Management Corporation;
1500 Market St., Suite 3900  The Lincoln National Life
Philadelphia, PA 19102       Insurance Company;
DOB: 04/07/51                Lincoln Financial Group
                             Foundation, Inc.; Lincoln
                             Life & Annuity Company of
                             New York; Lincoln
                             National (UK) PLC
                             (financial services
                             company)

John B. Borsch, Jr.          N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 06/09/33

Nancy L. Frisby              N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 11/10/41

Kenneth G. Stella            First National Bank &
1300 S. Clinton Street       Trust
Fort Wayne, IN 46802
DOB: 08/20/43

Frederick J. Crawford(1)     N/A
Centre Square, West Tower,
1500 Market Street,
Suite 3900
Philadelphia, PA 19102
DOB: 08/03/63

Cynthia A. Rose(1)           N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 04/24/54

William P. Flory, Jr.(1)     N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 09/02/61

Steven M. Kluever(1)         N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 08/04/62

------------------------
Additional information on the officers and directors can be found in the Statement of Additional Information ("SAI") to the Fund's prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC's web site (http://www.sec.gov).

(1) All of the executive officers are "interested persons" of the Fund, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of the Fund.

(2) The officers and directors are re-elected annually. The officers and directors hold their position with the Fund until retirement or resignation. The Bylaws of the Funds do not specify a term of office.

                             International Fund  13

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LINCOLN NATIONAL INTERNATIONAL FUND, INC. (Registrant)

By       /s/ Kelly D. Clevenger
    --------------------------------------------------------------
         Kelly D. Clevenger
         President
         (Signature and Title)

Date     March 7, 2003
     ----------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Kelly D. Clevenger
    --------------------------------
         Kelly D. Clevenger
         Chairman, President and Director
         (Signature and Title)

Date     March 7, 2003
     ----------------------



By       /s/ William P. Flory, Jr.
   ---------------------------------
         William P. Flory, Jr.
         Assistant Vice President and Chief Accounting Officer
         (Signature and Title)

Date     March 7, 2003
     -------------------------------